PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment

	2024	2023
Property, plant and equipment	27,134.5	23,662.7
Right of use assets	3,035.7	2,967.5
	30,170.2	26,630.2

Schedule of changes in the carrying amounts of property, plant and equipment

									Carrying amount
	At December 31, 2022	Cumulative translation adjustments (“CTA”)	Effects of the application of IAS 29 (hyperinflation)	Acquisitions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2023	Acquisition cost	Depreciation
Land and buildings	9,698.3	(1,485.2)	663.1	44.7	(481.6)	(3.7)	800.6	9,236.2	14,287.8	(5,051.6)
Plant and equipment	11,589.1	(1,726.7)	779.4	1,230.2	(3,533.4)	(39.1)	2,488.8	10,788.3	39,509.2	(28,720.9)
Fixtures and accessories	1,323.9	(193.4)	86.5	56.4	(541.6)	(13.5)	373.7	1,092.0	7,074.2	(5,982.2)
Under construction	4,350.0	(311.7)	120.2	3,283.9	-	(3.4)	(4,892.8)	2,546.2	2,546.2	-
	26,961.3	(3,717.0)	1,649.2	4,615.2	(4,556.6)	(59.7)	(1,229.7)	23,662.7	63,417.4	(39,754.7)

									Carrying amount
	At December 31, 2023	Cumulative translation adjustments (“CTA”)	Effects of the application of IAS 29 (hyperinflation)	Acquisitions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2024	Acquisition cost	Depreciation
Land and buildings	9,236.2	635.4	1,165.8	38.2	(496.3)	(35.1)	585.5	11,129.7	17,204.8	(6,075.0)
Plant and equipment	10,788.3	744.0	1,238.5	720.5	(3,903.7)	(4.1)	2,971.3	12,554.8	49,135.9	(36,580.6)
Fixtures and accessories	1,092.0	62.3	95.3	75.5	(567.1)	(21.9)	192.0	928.1	7,882.7	(6,954.9)
Under construction	2,546.2	145.9	173.1	3,415.2	-	-	(3,758.5)	2,521.9	2,521.6	-
	23,662.7	1,587.6	2,672.7	4,249.4	(4,967.1)	(61.1)	(9.7)	27,134.5	76,745.0	(49,610.5)

Schedule of carrying amount of right-of-use assets

									Carrying amount
	At December 31, 2022	Cumulative translation adjustments (“CTA”)	Effects of the application of IAS 29 (hyperinflation)	Additions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2023	Acquisition cost	Depreciation
Buildings	1,350.8	(49.5)	12.0	343.0	(451.8)	(30.5)	(1.8)	1,172.2	2,925.9	(1,753.7)
Machinery, vehicles and others	1,743.6	(32.7)	15.5	1,313.8	(773.9)	(475.5)	4.5	1,795.3	3,534.4	(1,739.1)
Total	3,094.4	(82.2)	27.5	1,656.8	(1,225.7)	(506.0)	2.7	2,967.5	6,460.3	(3,492.8)

									Carrying amount
	At December 31, 2023	Cumulative translation adjustments (“CTA”)	Effects of the application of IAS 29 (hyperinflation)	Additions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2024	Acquisition cost	Depreciation
Buildings	1,172.2	102.8	4.2	449.2	(442.2)	(46.4)	(4.5)	1,235.3	3,474.4	(2,239.1)
Machinery, vehicles and others	1,795.3	47.0	27.3	836.8	(877.9)	(26.8)	(1.3)	1,800.4	4,412.7	(2,612.3)
Total	2,967.5	149.8	31.5	1,286.0	(1,320.1)	(73.2)	(5.8)	3,035.7	7,887.1	(4,851.4)

Schedule of estimated useful lives of property, plant and equipment

Buildings	25 years
Machinery and equipment	15 years
Facilities	10 years
Fittings	10 years
Returnable packaging/commercial assets	2 - 5 years